Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	1,911,387	0
Common stock, shares outstanding	1,911,387	0
Temporary equity shares outstanding	16,133,613	0
Temporary equity, redemption price per share	$ 10.00	$ 10.00
Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	4,511,250	4,535,000
Common stock, shares outstanding	4,511,250	4,535,000
Number of shares forfeited during the period		573,750
Common stock dividend		1.17259212
Class B Common Stock | Founder Shares
Temporary equity shares outstanding	4,511,250	4,511,250
Class B Common Stock | Sponsor
Number of shares forfeited during the period	23,750	23,750